ACQUISITION OF PHANTOM FARMS	12 Months Ended
Jan. 31, 2021
Phantom Farms
Disclosure of detailed information about business combination [line items]
ACQUISITIONS

3. ACQUISITION OF PHANTOM FARMS

On February 4, 2019, the Company acquired all membership units of Phantom Farms, which encompasses the following limited liability companies: Phantom Venture Group, LLC, Phantom Distribution, LLC, 63353 Bend, LLC, 20727‐4 Bend, LLC, 4964 BFH, LLC, and Phantom Brands, LLC. Phantom Farms has outdoor cannabis cultivation facilities in southern Oregon and a wholesale distribution warehouse, an extraction laboratory and an indoor grow facility in central Oregon. The Company acquired Phantom Farms for total consideration of $10,539,260 comprised of cash deposits on closing of $3,200,000, a promissory note for $290,000, common shares issued in the amount of $2,507,138, share purchase warrants issued in the amount of $793,745, and an earnout valued at $3,748,377.

The purchase price and allocation of the purchase price is as follows:

- $ -
Cash	13,121
Receivables	166,346
Inventory	884,113
Biological assets	75,499
Other assets	52,234
Property and equipment	92,501
Right-of-use asset	2,251,451
Lease liability	(2,251,451)
Brand	622,308
Customer relationships	581,616
Licenses	156,750
Goodwill	8,009,248
Accounts payable and accrued liabilities	(114,476)
Total assets and liabilities acquired	10,539,260
Cash deposits on closing date	3,200,000
Common shares issued	2,507,138
Stock warrants issued **	793,745
Consideration payable *	3,748,377
Promissory note payable	290,000
Total consideration	10,539,260

*all of the consideration payable was recognized as derivative liability (Note 17)

**fair value based on acquisition date share price of $1.23, exercise price of $1.50, expected life of 2 years, volatility of 102.6%, risk free rate of 2.50%

In an agreement signed contemporaneously, with the Phantom Farms acquisition, the Company committed to purchase SDP Development Group, LLC ("SDP") on October 15, 2020, which owned six real estate properties used in connection with Phantom Farms' cannabis cultivation, processing and distribution operations. On February 19, 2020, the Company amended the terms of the purchase of Phantom Farms and related companies, including SDP. The amended terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,042 shares of C21 with a fair value of $2,582,903 (Note 18). The consideration exceeded the fair market value of land acquired of $1,378,163 and as a result, the Company recorded acquisition reorganization costs of $1,204,740.

At January 31, 2020, it was determined that the goodwill amounts for Phantom were impaired and should be written off. The Company has written off $8,009,248 of goodwill in relation to Phantom for the year ended January 31, 2020 (Note 10).